Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
a.The Company's operations are conducted in part by its subsidiaries, which receive certain services from Teekay's wholly-owned subsidiary, Teekay Services Limited (or the Manager) and its affiliates. The Manager provides various services under a long-term management agreement (or the Management Agreement), as disclosed below. In October 2021, Teekay entered into an agreement to dispose of its general partner interest in its publicly listed subsidiary, Teekay LNG Partners L.P. (or Teekay LNG) (now known as Seapeak LLC), all of its common units in Teekay LNG, three subsidiaries which collectively contain the shore-based management operations of Teekay LNG, including Teekay Shipping Ltd., as well as certain of Teekay LNG's joint ventures. In November 2021, Teekay Services Limited, a wholly-owned subsidiary of Teekay, assumed the role as Manager, in advance of Teekay's completion of the dispositions related to Teekay LNG, which closed in January 2022.
b. Amounts (paid) received by the Company for related party transactions for the periods indicated were as follows:

	Year Ended December 31,
	2023 $	2022 $	2021 $
Vessel operating expenses - technical management fee (i)	(693)	(972)	(1,008)
Strategic and administrative service fees (ii)	(35,218)	(31,280)	(33,593)
Secondment fees (iii)	—	—	(303)
Technical management fee recoveries (iv)	293	861	691
Restructuring charges (v) (note 14)	(100)	(1,822)	—
i.The cost of ship management services provided by a third party has been presented as vessel operating expenses on the Company’s consolidated statements of income (loss). The Company paid such third party technical management fees to the Manager in relation to certain vessels previously owned by Tanker Investments Ltd., which the Company acquired in 2017.
ii.The Manager’s strategic and administrative service fees have been presented in general and administrative expenses, except for fees related to technical management services, which have been presented in vessel operating expenses on the Company’s consolidated statements of income (loss). The Company’s executive officers are employees of Teekay or subsidiaries thereof, and their compensation (other than any awards under the Company’s long-term incentive plan described in note 11) is set and paid by Teekay or such other subsidiaries. The Company compensates Teekay for time spent by its executive officers on the Company’s management matters through the strategic portion of the management fee.
iii.The Company pays secondment fees for services provided by certain employees of Teekay. Secondment fees have been presented in general and administrative expenses, except for fees related to technical management services, which have been presented in vessel operating expenses on the Company's consolidated statements of income (loss).
iv.The Company receives reimbursements from Teekay for technical management services provided by subsidiaries of the Company. These reimbursements have been presented in general and administrative expenses on the Company's consolidated statements of income (loss).
v.During the year ended December 31, 2023, the Company incurred restructuring charges of $0.1 million in relation to organizational changes made to its commercial team employed by Teekay, and during the year ended December 31, 2022, the Company incurred restructuring charges under the Management Agreement of $1.8 million in relation to organizational changes made to the Manager following Teekay's dispositions related to Teekay LNG in January 2022 (see note 14).

c.The Manager and other subsidiaries of Teekay collect certain cash receipts and remit payments for certain expenses incurred by the Company’s vessels. Such amounts, which are presented on the Company's consolidated balance sheets in "due from affiliates" or "due to affiliates", as applicable, are without interest or stated terms of repayment.
d.The Management Agreement provides for payment to the Manager of a performance fee in certain circumstances. If Gross Cash Available for Distribution for a given fiscal year exceeds $25.60 per share of the Company’s weighted average outstanding common stock (or the Incentive Threshold), the Company is generally required to pay a performance fee equal to 20% of all Gross Cash Available for Distribution for such year in excess of the Incentive Threshold. The Company did not incur any performance fees for the years ended December 31, 2023, 2022 and 2021. Cash Available for Distribution represents net income plus depreciation and amortization, unrealized losses from derivatives, non-cash items and any write-offs or other non-recurring items, less unrealized gains from derivatives and net income attributable to the historical results of vessels acquired by the Company from Teekay, prior to their acquisition by us, for the period when these vessels were owned and operated by Teekay. Gross Cash Available for Distribution represents Cash Available for Distribution without giving effect to any deductions for performance fees and reduced by the amount of any reserves the Company’s Board of Directors may establish during the applicable fiscal period that have not already reduced the Cash Available for Distribution.